COMPASS 2 & 3 VARIABLE ACCOUNTS:

                      Capital Appreciation Variable Account

          Supplement to the Current Statement of Additional Information

Effective immediately, with respect to Capital Appreciation Variable Account, the sub-heading entitled "Appendix F - Other Accounts", in the section entitled "Portfolio Manager(s)" is hereby restated as follows:

Other Accounts. In addition to the Fund, the Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of September 30, 2008 were as follows:

--------------------------- ------------------------------------ ------------------------------------- -----------------------------
                              Registered Investment Companies      Other Pooled Investment Vehicles              Other Accounts
--------------------------- ------------------------------------ ------------------------------------- -----------------------------
--------------------------- -------------- --------------------- --------------- --------------------- -----------------------------
Name                          Number of       Total Assets*        Number of         Total Assets         Number of   Total Assets
                              Accounts*                             Accounts                              Accounts
--------------------------- -------------- --------------------- --------------- --------------------- -------------- ------------
--------------------------- -------------- --------------------- --------------- --------------------- -------------- ------------
Jeffrey C. Constantino            9        $4.7 billion                2         $226.4 million               2       $178.5 million
--------------------------- -------------- --------------------- --------------- --------------------- -------------- ------------
--------------------------- -------------- --------------------- --------------- --------------------- -------------- ------------

--------------------------- -------------- --------------------- --------------- --------------------- -------------- ------------
--------------------------- -------------- --------------------- --------------- --------------------- -------------- ------------
Maureen H. Pettirossi             7        $4.3 billion                1         $137.4 million               0       N/A
--------------------------- -------------- --------------------- --------------- --------------------- -------------- ------------

----------------
*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

                The date of this Supplement is November 1, 2008.